Accumulated Other Comprehensive Income (Loss) - Schedule of changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive (Loss) Income
Balance at beginning of period	$ 11,729	[1]	$ (175,998)	[1],[2]	$ (175,998)	[1],[2]	$ (139,741)		$ (4,362)
Net other comprehensive income (loss)	2,222		(4,860)		(18,121)		8,198		3,820
Balance at end of period	12,810		(192,606)	[2]	11,729	[1]	(175,998)	[1],[2]	(139,741)
Cash flow hedge changes in fair value gain (loss)
Accumulated Other Comprehensive (Loss) Income
Balance at beginning of period	(6,355)		11,759		11,759		3,581
Other comprehensive income (loss) before reclassifications	2,354		(2,269)		(10,978)		18,010		6,490
Amounts reclassified from accumulated comprehensive income	721		(4,129)		(13,094)		(7,197)		(1,746)
Tax effect	(835)		1,538		5,958		(2,635)		(1,163)
Net other comprehensive income (loss)	(4,115)		6,899		(6,355)		11,759		3,581
Balance at end of period	(4,115)		6,899		(6,355)		11,759		3,581
Foreign currency translation gain (loss)
Accumulated Other Comprehensive (Loss) Income
Balance at beginning of period	252		259		259		239
Other comprehensive income (loss) before reclassifications	(18)				(7)		20		239
Net other comprehensive income (loss)	234		259		252		259		239
Balance at end of period	234		259		252		259		239
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive (Loss) Income
Balance at beginning of period	(6,103)		12,018	[2]	12,018	[2]	3,820
Net other comprehensive income (loss)	2,222		(4,860)		(18,121)		8,198		3,820
Balance at end of period	$ (3,881)		$ 7,158	[2]	$ (6,103)		$ 12,018	[2]	$ 3,820

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4